Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.3%
	COMMUNICATION SERVICES — 6.3%
23,570	Alphabet, Inc. - Class A*	$3,263,502
23,629	Alphabet, Inc. - Class C*	3,302,862
5,205	Netflix, Inc.*	3,138,198
38,105	Trade Desk, Inc. - Class A*	3,255,310
60,339	ZoomInfo Technologies, Inc. - Class A*	1,011,282
		13,971,154
	CONSUMER DISCRETIONARY — 11.5%
54,997	Amazon.com, Inc.*	9,721,270
24,002	Five Below, Inc.*	4,816,721
31,427	Floor & Decor Holdings, Inc. - Class A*	3,806,438
28,127	Grand Canyon Education, Inc.*	3,791,520
37,339	Starbucks Corp.	3,543,471
		25,679,420
	FINANCIALS — 5.8%
5,951	Kinsale Capital Group, Inc.	3,071,787
13,553	S&P Global, Inc.	5,805,834
14,476	Visa, Inc. - Class A	4,091,497
		12,969,118
	HEALTH CARE — 20.4%
9,998	Align Technology, Inc.*	3,023,595
6,423	Charles River Laboratories International, Inc.*	1,632,662
21,959	Danaher Corp.	5,558,701
24,749	Ensign Group, Inc.	3,091,645
9,074	IDEXX Laboratories, Inc.*	5,219,637
13,219	Medpace Holdings, Inc.*	5,254,817
114,079	Privia Health Group, Inc.*	2,546,243
10,999	UnitedHealth Group, Inc.	5,429,107
29,305	Veeva Systems, Inc. - Class A*	6,608,571
19,563	West Pharmaceutical Services, Inc.	7,010,597
		45,375,575
	INDUSTRIALS — 16.0%
100,310	Fastenal Co.	7,323,633
42,053	HEICO Corp.	8,133,050
22,156	Paycom Software, Inc.	4,041,033
9,585	Paylocity Holding Corp.*	1,616,127
59,573	RB Global, Inc.[1]	4,522,186
131,266	Rollins, Inc.	5,784,893
17,206	Verisk Analytics, Inc. - Class A	4,162,131
		35,583,053

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 37.7%
30,720	Analog Devices, Inc.	$5,892,710
13,553	ANSYS, Inc.*	4,529,006
41,582	BlackLine, Inc.*	2,358,947
1,689	Fair Isaac Corp.*	2,144,878
33,057	Globant S.A.*,1	7,377,331
19,858	Guidewire Software, Inc.*	2,369,854
42,210	Microsoft Corp.	17,459,744
6,737	Motorola Solutions, Inc.	2,225,837
19,897	NVIDIA Corp.	15,740,915
25,338	Salesforce, Inc.*	7,824,881
8,721	ServiceNow, Inc.*	6,726,856
14,751	Tyler Technologies, Inc.*	6,448,252
34,746	Workiva, Inc. - Class A*	2,992,326
		84,091,537
	REAL ESTATE — 3.6%
93,298	CoStar Group, Inc.*	8,119,725
	TOTAL COMMON STOCKS
	(Cost $96,062,855)	225,789,582
	SHORT-TERM INVESTMENTS — 1.2%
2,613,776	Fidelity Institutional Treasury Fund, 5.13%[2]	2,613,776
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,613,776)	2,613,776
	TOTAL INVESTMENTS — 102.5%
	(Cost $98,676,631)	228,403,358
	Liabilities Less Other Assets — (2.5)%	(5,496,545)
	NET ASSETS — 100.0%	$222,906,813

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.